UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	12/31

Date of reporting period:	9/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS — 99.37%	Shares	Fair Value
Communication Services — 6.08%
AT&T, Inc.	24,480	$926,323
Omnicom Group, Inc.	19,910	1,558,953
Walt Disney Company (The)	3,500	456,120
		2,941,396
Consumer Discretionary — 5.97%
Genuine Parts Company	14,540	1,448,039
Home Depot, Inc. (The)	6,200	1,438,524
		2,886,563
Consumer Staples — 8.66%
Coca-Cola Company (The)	19,000	1,034,360
McCormick & Company, Inc.	4,000	625,200
Philip Morris International, Inc.	6,750	512,528
Procter & Gamble Company (The)	10,000	1,243,800
Walmart, Inc.	6,500	771,420
		4,187,308
Energy — 6.72%
Chevron Corporation	10,310	1,222,766
Royal Dutch Shell plc, Class A - ADR	16,750	985,738
Total S.A. - ADR	20,000	1,040,000
		3,248,504
Financials — 22.19%
American Express Company	15,000	1,774,200
BlackRock, Inc.	2,500	1,114,100
Chubb Ltd.	6,000	968,640
M&T Bank Corporation	7,500	1,184,775
MetLife, Inc.	18,000	848,880
Northern Trust Corporation	9,820	916,402
People's United Financial, Inc.	72,500	1,133,538
S&P Global, Inc.	3,500	857,430
Willis Towers Watson plc	10,000	1,929,699
		10,727,664
Health Care — 14.19%
AstraZeneca plc - ADR	20,000	891,400
Cardinal Health, Inc.	8,530	402,531
Johnson & Johnson	13,140	1,700,053
Medtronic plc	13,500	1,466,370
Merck & Company, Inc.	24,670	2,076,721
Stryker Corporation	1,500	324,450
		6,861,525
Industrials — 13.78%
Honeywell International, Inc.	9,350	1,582,020
Hubbell, Inc.	8,940	1,174,716
Johnson Controls International plc	22,300	978,747
United Parcel Service, Inc., Class B	13,430	1,609,183
United Technologies Corporation	7,500	1,023,900
W.W. Grainger, Inc.	1,000	297,150
		6,665,716
Information Technology — 20.75%
Accenture plc, Class A	9,100	1,750,384
Microsoft Corporation	27,120	3,770,493
Paychex, Inc.	15,250	1,262,243
SAP SE - ADR	5,500	648,285

See accompanying notes which are an integral part of this schedule of investments.

Texas Instruments, Inc.	20,150	$2,604,186
		10,035,591
Utilities — 1.03%
Evergy, Inc.	7,500	499,200

Total Common Stocks (Cost $28,385,136)		48,053,467

MONEY MARKET FUNDS - 0.71%
Federated Treasury Obligations Fund , Institutional Shares, 1.84%(a)	341,179	341,179
Total Money Market Funds (Cost $341,179)		341,179

Total Investments — 100.08% (Cost $28,726,315)		48,394,646
Liabilities in Excess of Other Assets — (0.08)%		(37,677)
NET ASSETS — 100.00%		$48,356,969

(a)	Rate disclosed is the seven day effective yield as of September 30, 2019.

ADR	- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At September 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$28,750,039

Gross unrealized appreciation	$20,014,063
Gross unrealized depreciation	(369,456)
Net unrealized appreciation (depreciation) on investments	$19,644,607

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD SMALL CAP DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS — 98.32%	Shares	Fair Value
Communication Services — 0.49%
John Wiley & Sons, Inc., Class A	25,196	$1,107,112

Consumer Discretionary — 11.28%
Carter's, Inc.	28,274	2,578,872
Choice Hotels International, Inc.	48,800	4,341,249
Core-Mark Holding Company, Inc.	73,016	2,344,909
Cracker Barrel Old Country Store, Inc.	19,405	3,156,223
Leggett & Platt, Inc.	82,843	3,391,592
Monro, Inc.	61,048	4,823,402
Wolverine World Wide, Inc.	168,100	4,750,506
		25,386,753
Consumer Staples — 7.34%
Casey's General Stores, Inc.	24,295	3,915,383
Flowers Foods, Inc.	140,995	3,261,214
MGP Ingredients, Inc.	43,299	2,151,094
Nu Skin Enterprises, Inc., Class A	79,308	3,372,969
PriceSmart, Inc.	53,695	3,817,715
		16,518,375
Energy — 2.17%
Cameco Corporation	229,331	2,178,644
Delek US Holdings, Inc.	33,115	1,202,075
SM Energy Company	154,613	1,498,200
		4,878,919
Financials — 19.06%
Ares Management Corporation, Series Class A	49,500	1,327,095
BancFirst Corporation	73,927	4,097,034
Bryn Mawr Bank Corporation	88,979	3,248,623
First Hawaiian, Inc.	129,600	3,460,320
First of Long Island Corporation (The)	100,866	2,294,702
Glacier Bancorp, Inc.	57,477	2,325,519
Hanover Insurance Group, Inc. (The)	25,600	3,469,824
Lazard Ltd., Class A	62,239	2,178,365
Mercury General Corporation	25,800	1,441,704
Old Republic International Corporation	172,571	4,067,498
South State Corporation	28,590	2,152,827
Sterling Bancorp	218,820	4,389,529
Trico Bancshares	121,902	4,425,044
Valley National Bancorp	369,456	4,015,987
		42,894,071
Health Care — 7.65%
Atrion Corporation	4,739	3,692,487
Computer Programs & Systems, Inc.	99,608	2,252,136
Luminex Corporation	123,138	2,542,800
Psychemedics Corporation	268,859	2,449,306
Simulations Plus, Inc.	116,828	4,053,931
U.S. Physical Therapy, Inc.	17,042	2,224,833
		17,215,493
Industrials — 20.75%
ESCO Technologies, Inc.	56,209	4,471,988
Franklin Electric Company, Inc.	74,399	3,557,016
Healthcare Services Group, Inc.	122,902	2,985,290
Hexcel Corporation	27,920	2,293,070
Hubbell, Inc.	17,100	2,246,940
Kaman Corporation	36,500	2,170,290

See accompanying notes which are an integral part of this schedule of investments.

Landstar System, Inc.	27,018	3,041,686
Moog, Inc., Class A	28,405	2,304,213
MSA Safety, Inc.	20,829	2,272,652
MSC Industrial Direct Company, Inc., Class A	48,057	3,485,574
Mueller Water Products, Inc., Series A	421,726	4,740,200
nVent Electric plc	83,300	1,835,932
Valmont Industries, Inc.	24,641	3,411,300
Watsco, Inc.	20,328	3,439,091
Woodward, Inc.	41,026	4,423,834
		46,679,076
Information Technology — 19.49%
American Software, Inc., Class A	305,350	4,586,357
Avnet, Inc.	100,804	4,484,266
Brooks Automation, Inc.	117,406	4,347,544
Cass Information Systems, Inc.	75,971	4,101,674
Hackett Group, Inc. (The)	259,520	4,271,699
Littelfuse, Inc.	26,135	4,633,997
LogMeIn, Inc.	49,300	3,498,328
MTS Systems Corporation	58,124	3,211,351
National Instruments Corporation	79,809	3,351,180
Power Integrations, Inc.	42,457	3,839,387
TESSCO Technologies, Inc.	245,668	3,530,249
		43,856,032
Materials — 2.52%
Compass Minerals International, Inc.	44,458	2,511,432
HB Fuller Company	67,876	3,160,307
		5,671,739
Real Estate — 5.59%
CoreSite Realty Corporation	33,226	4,048,588
EPR Properties	22,444	1,725,046
Pebblebrook Hotel Trust	80,985	2,253,003
Physicians Realty Trust	128,084	2,273,491
Piedmont Office Realty Trust, Inc., Class A	109,575	2,287,926
		12,588,054
Utilities — 1.98%
Black Hills Corporation	31,620	2,426,203
South Jersey Industries, Inc.	61,544	2,025,413
		4,451,616
Total Common Stocks (Cost $190,771,330)		221,247,240

MONEY MARKET FUNDS - 1.88%
Federated Treasury Obligations Fund , Institutional Shares, 1.84%(a)	4,233,352	4,233,352
Total Money Market Funds (Cost $4,233,352)		4,233,352

Total Investments — 100.20% (Cost $195,004,682)		225,480,592
Liabilities in Excess of Other Assets — (0.20)%		(442,782)
NET ASSETS — 100.00%		$225,037,810

(a)	Rate disclosed is the seven day effective yield as of September 30, 2019.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$195,319,488

Gross unrealized appreciation	$39,540,602
Gross unrealized depreciation	(9,379,498)
Net unrealized appreciation (depreciation) on investments	$30,161,104

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

COMMON STOCKS — 53.09%	Shares	Fair Value
Communication Services — 5.72%
AT&T, Inc.	49,180	$1,860,971
BCE, Inc.	35,900	1,737,919
Verizon Communications, Inc.	17,200	1,038,192
		4,637,082
Consumer Staples — 2.24%
Philip Morris International, Inc.	23,920	1,816,246

Energy — 14.09%
Kinder Morgan, Inc.	123,580	2,546,983
ONEOK, Inc.	25,920	1,910,045
Plains GP Holdings, LP, Class A	82,570	1,752,961
Royal Dutch Shell plc, Class A - ADR	31,900	1,877,315
Valero Energy Corporation	11,850	1,010,094
Williams Companies, Inc. (The)	96,330	2,317,700
		11,415,098
Financials — 12.77%
Granite Point Mortgage Trust, Inc.	101,150	1,895,551
MFA Financial, Inc.	196,795	1,448,411
New Residential Investment Corporation	79,715	1,249,931
PacWest Bancorp	20,500	744,970
People's United Financial, Inc.	115,655	1,808,266
Two Harbors Investment Corporation	87,760	1,152,289
Valley National Bancorp	188,540	2,049,430
		10,348,848
Health Care — 7.22%
AbbVie, Inc.	27,300	2,067,156
Cardinal Health, Inc.	31,650	1,493,564
GlaxoSmithKline plc - ADR	53,670	2,290,635
		5,851,355
Real Estate — 8.02%
American Campus Communities, Inc.	23,660	1,137,573
CatchMark Timber Trust, Inc., Class A	111,470	1,189,385
CoreSite Realty Corporation	8,400	1,023,540
Physicians Realty Trust	113,000	2,005,749
STAG Industrial, Inc.	38,720	1,141,466
		6,497,713
Utilities — 3.03%
Dominion Energy, Inc.	30,270	2,453,081

Total Common Stocks (Cost $42,822,824)		43,019,423

PREFERRED STOCKS — 28.82%

Energy — 1.75%
Energy Transfer Operating, LP, Series D, 7.63%	57,530	1,420,991

See accompanying notes which are an integral part of this schedule of investments.

Financials — 14.84%
Allstate Corporation, Series G, 5.63%	64,550	$1,761,570
Annaly Capital Management, Inc., Series F, 6.95%	69,300	1,784,475
Bank of America Corporation, Series KK, 5.38%	13,950	370,931
Charles Schwab Corporation (The), Series D, 5.95%	51,250	1,379,650
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	385,434
Invesco Mortgage Capital, Inc., Series C, 7.50%	43,500	1,120,560
State Street Corporation, Series G, 5.35%	75,000	2,006,999
Two Harbors Investment Corporation, Series B, 7.63%	51,190	1,354,487
Wells Fargo & Company, Series L, 7.50%	1,220	1,857,438
		12,021,544
Real Estate — 5.38%
Hersha Hospitality Trust, Series D, 6.50%	45,900	1,136,025
Monmouth Real Estate Investment Corporation, Series C, 6.13%	69,270	1,735,214
Vornado Realty Trust, Series M, 5.25%	57,300	1,481,205
		4,352,444
Utilities — 6.85%
DTE Energy Company, Series B, 5.38%	64,000	1,678,080
Nisource, Inc., Series B, 6.50%	63,250	1,755,820
SCE Trust II, 5.10%	10,000	237,500
Spire, Inc., Series A, 5.90%	66,580	1,884,214
		5,555,614
Total Preferred Stocks (Cost $22,407,318)		23,350,593

CORPORATE BONDS — 11.25%
Energy — 0.64%
Pride International LLC, 7.88%, 8/15/2040	$1,036,000	518,000

Financials — 2.56%
American Express Company, 5.20%, Perpetual Maturity (3MO LIBOR + 342.80bps) (a)	2,070,000	2,072,588

Information Technology — 0.23%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	187,136

Utilities — 7.82%
Southern Company (The) , Series B, 5.50%, 3/15/2057 (3MO LIBOR + 363bps) (a)	2,070,000	2,154,446
PPL Capital Funding, Inc. , Series A, 4.77%, 3/30/2067 (3MO LIBOR + 266.50bps) (a)	2,300,000	2,037,008
WEC Energy Group, Inc., 4.27%, 5/15/2067 (3MO LIBOR +211.25bps) (a)	2,550,000	2,149,063
		6,340,517
Total Corporate Bonds (Cost $10,006,047)		9,118,241

MONEY MARKET FUNDS - 5.76%
Federated Treasury Obligations Fund , Institutional Shares, 1.84%(b)	4,668,686	4,668,686
Total Money Market Funds (Cost $4,668,686)		4,668,686
Total Investments — 98.92% (Cost $79,904,875)		80,156,943
Other Assets in Excess of Liabilities — 1.08%		875,250
NET ASSETS — 100.00%		$81,032,193

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2019. The benchmark on which the rate is calculated is shown parenthetically.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

ADR	- American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At September 30, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$79,833,673

Gross unrealized appreciation	$3,157,244
Gross unrealized depreciation	(2,833,974)
Net unrealized appreciation (depreciation) on investments	$323,270

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

September 30, 2019

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Small Cap Dividend Fund (the “ Small Cap Dividend Fund”), formerly Crawford Dividend Opportunity Fund, and the Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2019

(Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Unified Series Trust valuation policies, Crawford Investment Counsel, Inc. (the “Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2019:

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

September 30, 2019

(Unaudited)

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks(a)	$48,053,467	$-	$-	$48,053,467
Money Market Funds	341,179	-	-	341,179
Total	$48,394,646	$-	$-	$48,394,646

Small Cap Dividend Fund
Common Stocks(a)	$221,247,240	$-	$-	$221,247,240
Money Market Funds	4,233,352	-	-	4,233,352
Total	$225,480,592	$-	$-	$225,480,592

Dividend Multi-Asset Income Fund
Common Stocks(a)	$43,019,423	$-	$-	$43,019,423
Preferred Stocks	23,350,593	-	-	23,350,593
Corporate Bonds	-	9,118,241	-	9,118,241
Money Market Funds	4,668,686	-	-	4,668,686
Total	$71,038,702	$9,118,241	$-	$80,156,943

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

COMMON STOCKS — 74.16%	Shares	Fair Value
Communication Services — 22.93%
Alphabet, Inc., Class C(a)(b)	7,361	$8,973,059
Baidu, Inc. - ADR (China)(a)(b)	43,500	4,470,060
Facebook, Inc., Class A(a)(b)	24,900	4,434,192
Zillow Group, Inc., Class C(a)(c)	127,900	3,813,978
		21,691,289
Consumer Discretionary — 10.08%
Alibaba Group Holding Ltd. - ADR (China)(a)(b)	57,000	9,532,110

Financials — 13.62%
Bank of the Ozarks, Inc.(b)	472,569	12,886,957

Information Technology — 27.53%
Blue Prism Group plc (United Kingdom)(a)	800,015	9,345,165
Cognizant Technology Solutions Corporation, Class A(b)	76,000	4,580,140
DocuSign, Inc.(a)(c)	75,400	4,668,768
Optiva, Inc. (Canada)(a)	102,983	3,478,499
Splunk, Inc.(a)(c)	33,700	3,971,882
		26,044,454

Total Common Stocks (Cost $71,640,465)		70,154,810

MONEY MARKET FUNDS - 16.80%

JPMorgan 100% US Treasury Securities Money Market Fund, Institutional Class, 1.83%(d)	15,888,942	15,888,942

Total Money Market Funds (Cost $15,888,942)		15,888,942

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.92%	Principal Amount
United States Treasury Bill, 1.93%, 11/21/2019(e)	$11,300,000	11,271,361

Total U.S. Government & Agency Obligations (Cost $11,269,297)		11,271,361

Total Investments — 102.88% (Cost $98,798,704)		97,315,113

Liabilities in Excess of Other Assets — (2.88)%		(2,725,365)

NET ASSETS — 100.00%		$94,589,748

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for unsettled security transactions and written put options.
(c)	All or a portion of the security is held as collateral for written call options.
(d)	Rate disclosed is the seven day effective yield as of September 30, 2019.
(e)	Discount security. Rate shown is the effective yield at time of purchase.

ADR	- American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2019 (Unaudited)

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
WRITTEN CALL OPTIONS— (2.30)%
DocuSign, Inc.	(754)	$(4,668,768)	$50.00	January 2020	$(1,021,670)
Splunk, Inc.	(337)	(3,971,882)	100.00	January 2020	(736,345)
Zillow Group, Inc., Class C	(1,279)	(3,813,978)	30.00	January 2020	(422,070)

Total Written Call Options (Premiums Received $2,560,282)					(2,180,085)

WRITTEN PUT OPTIONS— (4.10)%
Nutanix, Inc.	(3,113)	(8,171,625)	35.00	January 2021	(3,828,990)

Total Written Put Options (Premiums Received $3,032,863)					(3,828,990)

Total Written Options (Premiums Received $5,593,145)					$(6,009,075)

See accompanying notes which are an integral part of this schedule of open written contracts.

At September 30, 2019, the net unrealized appreciation (depreciation) of investments and written option contracts for federal income tax purposes was as follows:

Gross unrealized appreciation	$5,921,394
Gross unrealized depreciation	(7,835,455)
Net unrealized appreciation/(depreciation) on investments	$(1,914,061)
Aggregate cost of securities, net of premiums received for options written, for federal income tax purposes	93,220,099

Selective Opportunity Fund

Related Notes to the Schedule of Investments

September 30, 2019

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Selective Wealth Management, Inc. (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

September 30, 2019

(Unaudited)

Option contracts are generally traded on an exchange and are generally valued at the last trade price or at the mean of the last bid and ask prices, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Unified Series Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$70,154,810	$-	$-	$70,154,810
Money Market Funds	15,888,942	-	-	15,888,942
U.S. Government & Agency Obligations	-	11,271,361	-	11,271,361
Total	$86,043,752	$11,271,361	$-	$97,315,113

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(1,443,740)	$(736,345)	$-	$(2,180,085)
Written Put Options	-	(3,828,990)	-	(3,828,990)
Total	$(1,443,740)	$(4,565,335)	$-	$(6,009,075)

(a)	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

MUTUAL FUNDS - 99.98%	Shares	Fair Value
361 Global Long/Short Equity Fund, Class I	79,864	$883,297
Alger Dynamic Opportunities Fund, Class Z	72,170	1,045,025
ASG Managed Futures Strategy Fund, Class Y	29,453	301,300
BlackRock Event Driven Equity Fund, Class I	96,938	957,747
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	32,167	334,859
Boston Partners Global Long/Short Fund, Institutional Class	81,142	885,258
Calamos Market Neutral Income Fund, Class I	86,912	1,149,848
Credit Suisse Managed Futures Strategy Fund, Class I(a)	30,682	315,714
Equinox Chesapeake Strategy Fund, Class I	27,951	317,243
Glenmede Quantitative U.S. Long/Short Equity Portfolio	82,364	980,950
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	88,483	777,768
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	57,545	1,038,694
Invenomic Fund, Institutional Class	94,200	1,077,648
Shelton Tactical Credit Fund, Institutional Class	73,338	778,113
Vanguard Market Neutral Fund, Investor Shares	24,669	263,470
WCM Alternatives: Event-Driven Fund, Institutional Class	59,400	651,618
Western Asset Macro Opportunities Fund, Class I	62,563	729,280
William Blair Macro Allocation Fund, Class I	59,882	697,027
Total Mutual Funds (Cost $12,953,785)		13,184,859

MONEY MARKET FUNDS - 0.20%
Federated Government Obligations Fund, Institutional Class, 1.85%(b)	25,754	25,754
Total Money Market Funds (Cost $25,754)		25,754
Total Investments — 100.18% (Cost $12,979,539)		13,210,613
Liabilities in Excess of Other Assets — (0.18)%		(23,776)
NET ASSETS — 100.00%		$13,186,837

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2019.

See accompanying notes which are an integral part of this schedule of investments.

At September 30, 2019, net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$481,687
Gross unrealized depreciation	(251,263)
Net unrealized appreciation on investments	$230,424
Tax cost	$12,980,189

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

September 30, 2019

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

September 30, 2019

(Unaudited)

Investments in mutual funds, including money mutual market funds, are generally priced at the ending net asset value (“NAV”). These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Unified Series Trust’s valuation policies, the Miles Capital, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of September 30, 2019:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,139,865	$1,044,994	$-	$13,184,859
Money Market Funds	25,754	-	-	25,754
Total	$12,165,619	$1,044,994	$-	$13,210,613

The Fund did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/26/2019

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/26/2019